Equity (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Disclosure of share-based compensation

Share-based compensation	December 31, 2020	December 31, 2019
Option Expense	$4,482	$1,839
DSU Expense	314	281
RSU Expense	1,432	1,271
Total Share-based compensation for continuing operations (per statement of loss)	$6,228	$3,391
Discontinued operations	9	170
Total Share-based compensation (per statement of equity)	$6,237	$3,561

Disclosure of classes of share capital

December 31, 2020
Net proceeds from ATM programs	$308,826
Net proceeds from bought deal offering	385,782
Total net proceeds from equity offerings	$694,608

Shares Transacted	24,648,248
Average Share Price	$12.85
Gross ATM proceeds	$316,673
Less: Underwriting expenses	(6,337)
Less: Other financing expenses	(1,510)
Net ATM proceeds	$308,826

Shares Transacted	20,909,300
Average Share Price	$19.25
Gross offering proceeds	$402,504
Less: Underwriting expenses	(16,299)
Less: Other financing expenses	(423)
Net offering proceeds	$385,782

Disclosure of number and weighted average exercise prices of share options
As at December 31, options outstanding from the consolidated share option plan were as follows:

Balance	Options for common shares	Weighted average exercise price
At January 1, 2019	5,133,461	$2.45
Options granted	1,317,521	3.19
Options exercised	(2,234,997)	2.12
Options forfeited	(94,336)	2.46
Options expired	(5,500)	1.26
At December 31, 2019	4,116,149	2.92
Options granted	1,834,919	12.36
Options exercised	(1,693,466)	2.77
Options forfeited	(107,963)	6.86
Options expired	—	—
At December 31, 2020	4,149,639	$7.05

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about the Corporation’s share options outstanding as at December 31, 2020:

	Options outstanding			Options exercisable
	Number	Weighted average remaining contractual life	Weighted average exercise	Number	Weighted average
Range of exercise price	outstanding	(years)	price	exercisable	exercise price
$0.96 - $1.49	160,408	2.1	$1.41	160,408	$1.41
$2.00 - $2.36	389,917	2.4	2.18	389,917	2.18
$2.85 - $3.16	421,224	4.6	2.93	151,503	2.91
$3.20 - $4.70	1,392,171	4.9	3.46	345,237	3.56
$10.64 - $15.79	1,785,919	6.3	12.39	—	—
	4,149,639	5.1	$7.05	1,047,065	$2.62

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about the Corporation’s share options outstanding as at December 31, 2020:

	Options outstanding			Options exercisable
	Number	Weighted average remaining contractual life	Weighted average exercise	Number	Weighted average
Range of exercise price	outstanding	(years)	price	exercisable	exercise price
$0.96 - $1.49	160,408	2.1	$1.41	160,408	$1.41
$2.00 - $2.36	389,917	2.4	2.18	389,917	2.18
$2.85 - $3.16	421,224	4.6	2.93	151,503	2.91
$3.20 - $4.70	1,392,171	4.9	3.46	345,237	3.56
$10.64 - $15.79	1,785,919	6.3	12.39	—	—
	4,149,639	5.1	$7.05	1,047,065	$2.62

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The fair values of the options granted were determined using the Black-Scholes valuation model under the following weighted average assumptions:

	2020	2019
Expected life	4 years	4 years
Expected dividends	Nil	Nil
Expected volatility	61%	57%
Risk-free interest rate	1%	2%

Disclosure of number and weighted average exercise prices of other equity instruments

Balance	DSUs for common shares
At January 1, 2019	747,213
DSUs granted	64,165
DSUs exercised	—
At December 31, 2019	811,378
DSUs granted	23,809
DSUs exercised	(15,156)
At December 31, 2020	820,031

Balance	RSUs for common shares
At January 1, 2019	1,778,192
RSUs granted	449,625
RSU performance factor adjustment	(192,016)
RSUs exercised	(730,536)
RSUs forfeited	—
At December 31, 2019	1,305,265
RSUs granted	334,758
RSU performance factor adjustment	98,867
RSUs exercised	(593,025)
RSUs forfeited	(15,919)
At December 31, 2020	1,129,946